CONDENSED PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
CONDENSED PARENT COMPANY FINANCIAL INFORMATION
CONDENSED BALANCE SHEETS

	December,31
	2019	2018
ASSETS
Current Assets
Cash	$103,628	$4,796
Due from related parties	32,236	—
Total Current Assets	135,864	4,796
Investments in subsidiaries	118,070,724	108,509,080
TOTAL ASSETS	$118,206,588	$108,513,876

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Other payables and accrued liabilities	$191,917	$205,000
Due to shareholder	—	1,663,022
Due to related parties	2,297,639	—
Total Current Liabilities	2,489,556	1,868,022
TOTAL LIABILITIES	$2,489,556	$1,868,022

EQUITY
Shareholders’ Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 shares outstanding as of December 31, 2019 and 2018	$200,000	$200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	9,043,010	7,764,813
Retained earnings	78,484,535	68,959,065
Accumulated other comprehensive income/(loss)	(5,789,815)	(4,057,326)
Treasury stock, at cost: 208,890 shares as of December 31, 2019 and 2018	(192,153)	(192,153)
TOTAL SHAREHOLDERS’ EQUITY	115,717,032	106,645,854
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$118,206,588	$108,513,876

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December,31
	2019	2018	2017

REVENUES	$—	$—	$—
COST OF GOODS SOLD	—	—	—
GROSS PROFIT	—	—	—
Selling expenses	—	—	—
General and administrative expenses	383,325	263,002	146,687
Total Operating Expenses	383,325	263,002	146,687

LOSS FROM OPERATIONS	(383,325)	(263,002)	(146,687)
Financial expenses, net	(116,865)	268	317
Equity in income of subsidiaries	11,378,898	10,927,690	5,492,315
INCOME BEFORE INCOME TAX	10,878,708	10,664,956	5,345,311
INCOME TAX	—	—	—
NET INCOME	10,878,708	10,664,956	5,345,311
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	(1,744,846)	(6,284,660)	6,606,207
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1,744,846)	(6,284,660)	6,606,207
COMPREHENSIVE INCOME (LOSS)	$9,133,862	$4,380,296	$11,951,518

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December,31
	2019	2018	2017

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$10,878,708	$10,664,956	$5,345,311
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(11,378,898)	(10,927,690)	(5,492,315)
Other payables and accrued liabilities	(13,083)	(1,046,423)	102,517
Due to shareholder	(1,663,022)	1,311,523	44,000
Due from related parties	(32,236)	—	—
Due to related parties	2,297,639	—	—
Net cash provided by / (used in) operating activities	89,108	2,366	(487)

CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities	—	—	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash used in financing activities	—	—	—

INCREASE / (DECREASE) IN CASH	89,108	2,366	(487)
Effect of exchange rate changes on cash	9,724	(537)	(7)
Cash at beginning of period	4,796	2,967	3,461
CASH AT END OF PERIOD	$103,628	$4,796	$2,967